Expense Example	Jun. 05, 2024 USD ($)
Invesco BulletShares 2034 Corporate Bond ETF | Invesco BulletShares 2034 Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Invesco BulletShares 2032 High Yield Corporate Bond ETF | Invesco BulletShares 2032 High Yield Corporate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	$ 135